Interest in other entities	12 Months Ended
Jun. 30, 2024
Interest in Entities [Abstract]
Interest in other entities
(14) Interest in other entities
a)Subsidiaries

		Place of incorporation	Ownership interest
Name	Type		2024	2023
Nabors Transition Energy Corp	Subsidiary	United States	100%	0%
Neptune Merger Sub, Inc.	Subsidiary	United States	0%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	0%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	0%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	0%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	0%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	0%
El Paso ProjectCo LLC	Subsidiary	United States	100%	0%
Vast has fourteen wholly owned subsidiaries, incorporated in Australia and the United States as at June 30, 2024 (twelve as at June 30, 2023). It has share capital consisting solely of ordinary shares that are held directly by Vast and the proportion of ownership interests held equals the voting rights held by Vast.
NWQHPP Pty Ltd, Vast Solar 1 Pty Ltd and Vast Solar Consulting Pty Ltd are non-operational, with no activities performed during the years ended June 30, 2024 and 2023. Solar Methanol 1 Pty Ltd was incorporated during the year ended June 30, 2024 and is non-operational with no activities performed during the year.
Vast Intermediate HoldCo Pty Ltd, Vast Australia HoldCo Pty Ltd, HyFuel Solar Refinery Pty Ltd, Vast Renewables HoldCo Corp and El Paso ProjectCo LLC were incorporated during the year ended June 30, 2024 and are non-operational with no activities performed during the period.
Under the steps of the Capital Reorganization, Neptune Merger Sub, Inc. merged with and into NETC, with NETC surviving the merger as a wholly owned subsidiary of Vast. Up to its merger with Neptune Merger Sub Inc., Nabors Transition Energy Corp reported under the Securities Exchange Act of 1934 with a financial year ended December 31.
During the year ended June 30, 2024 Vast formed, Vast Renewables Management Services LLC, a Delaware limited liability company providing services to Vast under its Intercompany Services Agreement and Vast Employee Shareholdings Pty Ltd, acting under the Employee Share Trust Deed as the first trustee of the Trust for the benefit of participants in Vast’s Equity Remuneration Schemes.
b)Joint arrangements
i.Joint operation
During the year ended June 30, 2024, Vast Renewables Limited, entered into an arrangement to co-develop Australian CSP projects that will further Australia’s transition to a clean-energy economy with EDF Australia Pacific Pty Ltd ("EDF"). Vast will own 50% of the each eligible project starting December 8, 2023 and will share in development expenses and liabilities in the same ratio. Vast recognises its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses.
During the year, Vast recognised its 50% share of the total expenses incurred and invoiced reimbursement receivable from joint operator for the excess portion as tabulated below:

	June 30,
Particulars	2024	2023

	(In thousands of US Dollars)
Total expense incurred by both participants (a)	1,340	—
Company’s share (50%) (b)	670	—
Total expense incurred by Vast	—	—
Net reimbursement to be received from joint operator (a-b)	(670)	—
Reimbursement received during the year	—	—
The reimbursement of $0.7 million as of June 30, 2024, was included in trade receivables and subsequently received in July, 2024.
ii.Joint venture
During the year ended June 30, 2022, Vast Solar Aurora Pty Ltd ("VSA") a wholly owned subsidiary of the Company, entered into an arrangement to co-develop the Aurora Energy Project commissioned by SiliconAurora. Vast acquired 50% of the shares in SiliconAurora on June 15, 2022 from 1414 Degrees Limited ("14D") for consideration of $0.07 million as an initial payment and $1.58 million as deferred consideration. The deferred consideration of $0.62 million was paid in July 2022 and the remainder of $0.96 million is expected to be paid January, 2025, subject to the joint venture receiving a written offer/ notice to connect from the relevant network service provider. The Company intends to undertake fundraising activities. The funds raised from those activities are intended to be used to settle the acquisition of SiliconAurora by paying off the remaining component of deferred consideration and fund Vast’s on-going operational expenditure. Refer to Note 2 – Summary of Significant Accounting Policies  — (b)Going concern for further information.
SiliconAurora Pty Ltd will be “the legal and beneficial owner” of all the existing assets comprising the project. From a measurement perspective, Vast applies the equity method as outlined in Note 2 – Summary of Significant Accounting Policies(q) and account for its share as follows.

(In thousands of US Dollars)
Initial investment in SiliconAurora Pty Ltd	69
Transaction costs	56
Deferred consideration	1,578
Total consideration	1,703
Relating to:
– Call option issued to shareholder	96
– 50% interest in SiliconAurora Pty Ltd	1,607

Carrying value of interest in joint venture at June 30, 2024	1,065
The Company recognises a $0.2 million loss for the year ended June 30, 2024, representing 50% of the loss from the joint venture. Vast carries $1.1 million of interest in joint venture at June 30, 2024.
Further, Vast has recognised an interest-free shareholder loan of $0.46 million for its share of project expenses incurred and on-charged to SiliconAurora. The loan has a three-year term with the entire amount repayable on maturity.
Commitments and contingent liabilities in respect of joint ventures:

	June 30,
	2024	2023

	(In thousands of US Dollars)
Commitment to provide funding for joint venture’s commitments, if called	456	278
As part of the transaction, 14D issued call options to AgCentral Pty Limited ("AgCentral"), allowing AgCentral to purchase ordinary shares in 14D subject to achieving specific/ general approval obtained in their annual general meeting. Vast has estimated the fair value of the call options to be $0.1 million at the transaction date and has recognised it as part of the acquisition of the investment in SiliconAurora.